Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Summary of changes in projected benefit obligation, plan assets, funded status, amounts recognized in the consolidated balance sheet and accumulated other comprehensive income (loss)

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,929	$2,496	$181	$186
Service cost	119	93	4	7
Interest cost	169	155	9	11
Plan participants' contributions	–	–	13	11
Actuarial loss (gain)	177	309	(15)	(11)
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	–	–
Federal subsidy on benefits paid	–	–	3	2
Benefit obligation at end of measurement period (a)	$3,261	$2,929	$170	$181
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,305	$2,089	$131	$144
Actual return on plan assets	(90)	321	—	—
Employer contributions	21	19	1	1
Plan participants' contributions	—	—	13	11
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	—	—
Fair value at end of measurement period	$2,103	$2,305	$120	$131
Funded (Unfunded) Status	$(1,158)	$(624)	$(50)	$(50)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$6	$–	$–
Current benefit liability	(21)	(24)	–	–
Noncurrent benefit liability	(1,137)	(606)	(50)	(50)
Recognized amount	$(1,158)	$(624)	$(50)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,746)	$(1,398)	$67	$63
Net prior service credit (cost)	25	35	–	1
Net transition asset (obligation)	–	–	–	(1)
Recognized amount	$(1,721)	$(1,363)	$67	$63

(a)	At December 31, 2011 and 2010, the accumulated benefit obligation for all pension plans was $3.0 billion and $2.7 billion, respectively.

Pension Plans With Benefit Obligations In Excess Of Plan Assets

(Dollars in Millions)	2011	2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,261	$2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	2,066	2,265

Components of net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Components Of Net Periodic Benefit Cost
Service cost	$119	$93	$80	$4	$7	$6
Interest cost	169	155	152	9	11	11
Expected return on plan assets	(207)	(215)	(215)	(5)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
	(9)	(12)	(6)	–	–	–
Actuarial loss (gain) amortization	125	64	49	(6)	(5)	(7)
Net periodic benefit cost	$197	$85	$60	$2	$8	$5
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(474)	$(203)	$230	$10	$6	$(11)
Net actuarial loss (gain) amortized during the year	125	64	49	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	–	–	35	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)	–	–	–
Total recognized in other comprehensive income (loss)	$(358)	$(151)	$308	$4	$1	$(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(555)	$(236)	$248	$2	$(7)	$(23)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $161 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $(7) million.

Weighted average assumptions to determine the projected benefit obligations

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Discount rate (a)	5.1%	5.7%	4.3%	4.9%
Rate of compensation increase (b)	4.1	4.0	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			12.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$8	$10
One percent decrease			(8)	(9)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Weighted average assumptions used to determine net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Discount rate (a)	5.7%	6.2%	6.4%	4.9%	5.6%	6.3%
Expected return on plan assets (b)	8.3	8.5	8.5	3.5	3.5	3.5
Rate of compensation increase (c)	4.0	3.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	7.0%
After age 65				14.0	14.0	21.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$1
One percent decrease				–	–	(1)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2011 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Summarizes the plan assets measured at fair value

	Pension Plans						Postretirement Welfare Plan
	2011			2010			2011	2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$16	$–	$–	$30	$–	$–	$120	$131
Long-term debt securities	63	36	7	–	–	8	–	–
Domestic equity securities	232	–	–	1,174	–	–	–	–
Domestic mid-small cap equity securities	159	–	–	515	–	–	–	–
International equity securities	250	–	–	537	–	–	–	–
Real estate equity securities	103	–	–	51	–	–	–	–
Collective investment funds
Domestic equity securities	–	509	–	–	–	–	–	–
Domestic mid-small cap equity securities	–	53	–	–	–	–	–	–
Emerging markets equity securities	–	51	–	–	–	–	–	–
International equity securities	–	455	–	–	–	–	–	–
Mutual funds
Money market	–	6	–	–	224	–	–	–
Long-term debt securities	–	127	–	–	–	–	–	–
Emerging markets equity securities	–	50	–	–	–	–	–	–
Other	–	–	6	–	–	6	–	–
Total (a)	$823	$1,287	$13	$2,307	$224	$14	$120	$131
(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million and $240 million at December 31, 2011 and 2010, respectively, under security lending arrangements.

Summarizes the changes for all plan assets measured at fair value using significant unobservable inputs (Level 3)

	2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	–	(9)	3	–
Purchases, sales, principal payments, issuances, and settlements	(1)	9	(2)	–
Balance at end of period	$7	$6	$8	$6

Expected future benefit payments

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy
2012	$146	$17	$2
2013	153	18	3
2014	160	19	3
2015	166	20	3
2016	173	20	3
2017—2021	988	93	3
(a)	Net of retiree contributions and before Medicare Part D subsidy.